Note 18 - Financial Instrument - Currency Risk (Details) - Currency risk [member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Risk Exposure	$ 194	$ 23
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Statement Line Items [Line Items]
Risk Exposure	(1)	(13)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Statement Line Items [Line Items]
Risk Exposure	$ 195	$ 36